CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($) $ in Thousands		Total		Common Stock		Treasury Stock		Additional Paid-in Capital		Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018	[1]			307,831		17,927
Beginning balance at Dec. 31, 2018		$ (340,356)		$ 0	[1]	$ 0	[1]	$ 5,187	[1]	$ (345,543)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(98,895)								(98,895)
Ending balance (in shares) at Dec. 31, 2019	[1],[2]			345,431		22,103
Ending balance at Dec. 31, 2019		(439,251)	[3]	$ 0	[1],[2]	$ 0	[1],[2]	5,187	[1],[2]	(444,438)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(34,618)								(34,618)
Ending balance (in shares) at Mar. 31, 2020	[2]			345,431		22,103
Ending balance at Mar. 31, 2020		(473,869)		$ 0	[2]	$ 0	[2]	5,187	[2]	(479,056)
Beginning balance (in shares) at Dec. 31, 2019	[1],[2]			345,431		22,103
Beginning balance at Dec. 31, 2019		(439,251)	[3]	$ 0	[1],[2]	$ 0	[1],[2]	5,187	[1],[2]	(444,438)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation costs		388						388	[1]
Vesting of restricted stock units		1,800						1,802	[1],[4]
Net loss		(136,392)								(136,392)
Ending balance (in shares) at Dec. 31, 2020	[1]			59,901,306		0
Ending balance at Dec. 31, 2020		16,617	[3]	$ 6	[1]	$ 0	[1]	537,370	[1]	(520,759)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation costs		507						507	[2]
Vesting of restricted stock units	[5]	115						115
Net loss		(9,688)								(9,688)
Ending balance (in shares) at Mar. 31, 2021	[2]			59,901,306		0
Ending balance at Mar. 31, 2021		$ 7,551		$ 6	[2]	$ 0	[2]	$ 537,992	[2]	$ (530,447)

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[2]	Retroactively restated January 1, 2020 and March 31, 2020 for the reverse recapitalization as described in Note 3 - Recapitalization Transaction, and the restated reclassification of the Company's 5-Year Private Warrants as described in Note 11 - Warrant Liabilities.
[3]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[4]	As of December 31, 2020 there were 21,256 unissued shares underlying restricted stock units that had vested.
[5]	As of March 31, 2021, there were 16,441 unissued shares underlying restricted stock units that had vested.